August 31, 2026

VIA ELECTRONIC FILING

Securities and Exchange

Commission 100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Advantage Emerging Markets Fund, a series of

BlackRock FundsSM Post-Effective Amendment No. 1308 to the

Registration Statement on Form N-1A (Securities Act File No. 33-26305,

Investment Company Act File No. 811-05742)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock FundsSM (the “Registrant”), on behalf of its series BlackRock Advantage Emerging Markets Fund (the “Fund”), hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 1308 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund; and

(2) the text of Post-Effective Amendment No. 1308 to the Registration Statement on Form N-1A of the Registrant with respect to the Fund was filed electronically with the Securities and Exchange Commission on August 25, 2026.

Sincerely,
BlackRock FundsSM
/s/ Janey Ahn Janey Ahn
Secretary of the Registrant